Note 2 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

(2)   Recent Accounting Pronouncements

Accounting Pronouncements Recently Adopted

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments.” The guidance replaces the incurred loss impairment methodology under the current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under the CECL methodology is applicable to financial assets ranging from short-term accounts receivables to long-term receivable financing. The Company adopted the standard using the prospective transition approach for its trade receivables and unbilled receivables. The adoption of the standard had no material impact on the Company’s consolidated financial statements.

On January 1, 2020, the Company adopted ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This guidance simplifies the accounting for goodwill impairment by eliminating step 2 from the goodwill impairment test. As a result, an entity should recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying amount exceeds its fair value. If fair value exceeds the carrying amount, no impairment should be recorded. Any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Impairment loss on goodwill cannot be reversed once recognized. As a result of the Company’s quantitative assessment using a discounted cash flow analysis, the Company recorded an impairment charge of $4.2 million for the year ended December 31, 2020 related to its Optimization Software & Services reporting unit, which is included within the Operations Optimization segment. No impairment charge was recognized for the E&P Technology Services reporting unit for the year ended December 31, 2020. See further discussion below at Footnote 11 “Goodwill.”

On December 31, 2020, the Company adopted ASU 2020-04, “Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This guidance provides temporary optional expedients and exceptions to the GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. Entities can elect not to apply certain modification accounting requirements to contracts affected by what the guidance calls reference rate reform, if certain criteria are met. An entity that makes this election would not have to remeasure the contracts at the modification date or reassess a previous accounting determination. Entities can elect various optional expedients for hedging relationships affected by reference rate reform, if certain criteria are met. Entities can make a one-time election to sell and/or transfer to available for sale or trading any held-to-maturity (“HTM”) debt securities that refer to an interest rate affected by reference rate reform and were classified as HTM before January 1, 2020. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The adoption of the standard had no material impact on the Company’s consolidated financial statements.

The Securities and Exchange Commission (“SEC”) has adopted new rules for registered debt securities that make it easier for entities to qualify for an exception to the requirement that it file separate financial statements for subsidiary issuers and guarantors. The rules also significantly streamline, and in some cases eliminate, the disclosures an entity must provide in lieu of the subsidiary’s audited financial statements. The rules require certain enhanced narrative disclosures, including the terms and conditions of the guarantees and how the legal obligations of the issuer and guarantor, as well as other factors, may affect payments to holders of the debt securities. The rules are effective January 4, 2021 with early compliance permitted. As of December 31, 2020, the Company adopted the amended rule whereby the Company provides a more detailed narrative disclosure of guarantees with summarized financial information of the parent company, guarantors and non-guarantors including any consolidating adjustments. The amended disclosure is now included within Part II. Item 7. “Liquidity and Capital Resources”.